CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Games USD ($)	Dec. 31, 2013 Games CNY	Dec. 31, 2011 Games CNY	Dec. 31, 2011 Handset design CNY
Net revenues from related parties				$ 1,230	7,444	13,752
Cost of revenues to related parties	(296)	(1,571)	(774)	(296)	(1,571)		(774)
Other income from related parties	$ 1,985	12,013